LOSS PER SHARE - Capital issued (Details)	Mar. 14, 2019 USD ($)
Bioceres LLC
Disclosure of detailed information about business combination
Number of shares issued	27,116,174
Bioceres Semillas
Disclosure of detailed information about business combination
Number of shares issued	119,443
Original founders of Union | Founder Shares | Bioceres LLC
Disclosure of detailed information about business combination
Number of shares issued	862,500